Share-based compensation (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended									0 Months Ended			1 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jan. 31, 2011 Duowan BVI Common shares USD ($)	Dec. 31, 2013 Pre-2009 Scheme Options Employees CNY	Dec. 31, 2013 Pre-2009 Scheme Options Non-employee CNY	Nov. 21, 2011 Share options Non-employee USD ($)	Dec. 31, 2013 Share options Pre-2009 Scheme Options USD ($) item	Dec. 31, 2013 Share options Pre-2009 Scheme Options CNY	Dec. 31, 2012 Share options Pre-2009 Scheme Options USD ($)	Dec. 31, 2012 Share options Pre-2009 Scheme Options CNY	Dec. 31, 2011 Share options Pre-2009 Scheme Options USD ($)	Dec. 31, 2011 Share options Pre-2009 Scheme Options CNY	Dec. 31, 2010 Share options Pre-2009 Scheme Options USD ($)	Dec. 31, 2011 Share options Pre-2009 Scheme Options Minimum	Dec. 31, 2011 Share options Pre-2009 Scheme Options Maximum	Dec. 31, 2008 Share options Pre-2009 Scheme Options Employees	Dec. 31, 2007 Share options Pre-2009 Scheme Options Employees	Dec. 31, 2007 Share options Pre-2009 Scheme Options Non-employee item	Jan. 31, 2011 Share options Pre-2009 Scheme Options Duowan BVI CNY	Jan. 31, 2011 Share options Pre-2009 Scheme Options Duowan BVI Common shares USD ($)
Share-based compensation
Awards granted (in shares)																	8,499,050	12,705,700	3,832,290
Number of non-employees to whom options were granted																			1
Vesting period								4 years	4 years
Awards vesting after the first anniversary of the vesting inception date (as a percent)								25.00%	25.00%
Awards vesting in six equal installments over the following 36 months (as a percent)								75.00%	75.00%
Number of equal installments in which award will vest								6	6
Period over which awards will vest in six equal installments								36 months	36 months
Number of options
Outstanding at the beginning of the period (in shares)								17,870,425	17,870,425	17,889,535	17,889,535	19,742,590	19,742,590
Exercised/Repurchased (in shares)								(4,648,420)	(4,648,420)			(1,853,055)	(1,853,055)
Forfeited (in shares)										(19,110)	(19,110)
Outstanding at the end of the period (in shares)										17,870,425	17,870,425	17,889,535	17,889,535	19,742,590
Outstanding, vested and exercisable at the end of the period (in shares)								13,222,005	13,222,005
Weighted average exercise price
Outstanding at the beginning of the period (in dollars per share)								$ 0.0055		$ 0.0055		$ 0.0056
Exercised/Repurchased (in dollars per share)								$ 0.0045				$ 0.0061
Forfeited (in dollars per share)										$ 0.0067
Outstanding at the end of the period (in dollars per share)										$ 0.0055		$ 0.0055		$ 0.0056
Outstanding, vested and exercisable at the end of the period (in dollars per share)								$ 0.0059
Weighted average remaining contractual life
Outstanding at the end of the period										5 years 4 months 13 days	5 years 4 months 13 days	6 years 4 months 13 days	6 years 4 months 13 days	7 years 4 months 20 days
Forfeited										6 years 3 months	6 years 3 months
Exercised								4 years 3 months 18 days	4 years 3 months 18 days
Outstanding, vested and exercisable at the end of the period								4 years 4 months 24 days	4 years 4 months 24 days
Aggregate intrinsic value
Outstanding at the end of the period										$ 12,642		$ 19,366		$ 18,372
Outstanding, vested and exercisable at the end of the period								33,162
Issue Price Per Share				$ 0.9777																	$ 0.9777
Cash consideration paid to exercise/repurchase options																				11,701
Assumptions used in estimation of fair values of Pre-2009 Scheme Options granted to employees and a non-employees
Risk-free interest rate, Minimum (as a percent)												3.34%	3.34%
Risk-free interest rate, Maximum (as a percent)												4.01%	4.01%
Expected term															6 years	8 years
Volatility rate, Minimum (as a percent)												53.06%	53.06%
Volatility rate, Maximum (as a percent)												55.34%	55.34%
Weighted average exercise price of option granted (in dollars per share)							$ 0
Total intrinsic value of options exercised									64,195		0		11,912
Share-based compensation (benefit)	117,096	100,351	135,001						14,004		(89)		25,683
Unrecognized compensation cost and expense					0	0